April 28, 2025
Updating Summary Prospectus For Investors in Equity Advantage VUL and Flexible Premium Multifunded Life Insurance Policy
Issued by Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of MetLife’s Equity Advantage VUL Policy and Flexible Premium Multifunded Life Insurance Policy (“Policy” or “Policies”) issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “us”, “our”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000220. You can also obtain this information at no cost by calling (833) 642-1007 or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account, the Portfolios and the Fixed Interest Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person. MetLife's obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
A surrender charge will be deducted from the cash value if the
Policy is surrendered or terminated after a grace period, you take a partial withdrawal or you reduce your Policy’s face amount during the first fifteen (15) Policy years or during the first fifteen (15) years following a specified face amount increase.

The maximum surrender charge is 15.699% of the maximum
surrender charge premium. For example, assuming a premium of
$100,000 (which in this example is the maximum surrender charge premium), the maximum surrender charge is $15,699.00.
“Charges and Deductions You Pay — Surrender Charge”
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions, such as when you make a premium payment or transfer cash value between investment options.			“Charges and Deductions You Pay — Deductions from Premiums, Transfer Charge and Underwriting Charge”
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and risk classification). There is also a monthly administration fee. You should review the policy specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:

“Charges and
Deductions You
Pay —  Charges Included
in the Monthly
Deduction”

“Charges and
Deductions You
Pay — Mortality and
Expense Risk Charge”

“Charges and
Deductions You
Pay —  Charges and
Expenses of the
Separate Account and
the Portfolios”

	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and expenses)	0.28%	0.98%

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide lifetime insurance protection.
They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you may also pay surrender charges when surrendering the Policy. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g. the Portfolios).
Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to risks related to Metropolitan
Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of
Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (833) 642-1007 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
"Principal Risks"
Contract Lapse
Your Policy may lapse if you have not paid a sufficient amount of premiums or if the investment experience of the Portfolios is poor, you have taken partial withdrawals, and the cash surrender value under your Policy is insufficient to cover the monthly deduction.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for
reinstatement are met, including the payment of required
premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Amounts may be transferred among the Divisions of the Separate
Account and between the Divisions and the Fixed Account.
Metropolitan Life reserves the right to impose a charge of $25 per transfer. Restrictions may apply to frequent transfers.

Metropolitan Life reserves the right to remove or substitute
Portfolios as investment options that are available under the Policy.
“Transferring Cash Value Among Your Policy’s Investment Options”
Optional Benefits	Optional insurance benefits were available to be elected at Policy issue only. No policy riders may be added after the Policy is issued.	"Additional Benefits"
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Termination of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend paying additional
premiums under the Policy over another investment.
“Sale and Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
“Sale and Distribution of the Policies”

GLOSSARY
Age. The age of an insured refers to the insured’s age at his or her nearest birthday.
Beneficiary. The person or persons designated by the Policy owner to receive insurance proceeds upon the death of the insured. Unless otherwise stated in the Policy, the beneficiary has no rights in a Policy before the death of the insured. If there is more than one beneficiary at the death of the insured, each will receive equal payments unless otherwise provided by the Policy owner.
Cash Surrender Value. The amount you receive if you surrender the Policy. It is equal to the Policy’s cash value reduced by any surrender charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Cash Value. A Policy’s cash value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account, if there is an outstanding Policy loan, the amount of its cash value held in the loan account.
Date of Receipt. The Date of Receipt is the day your requests, instructions and notifications are received in our Designated Office.
Designated Office. Our Designated Office varies based on the type of service request or transaction that you are making. The most recent correspondence or annual statement sent to you will have the address, telephone number and website that you can use to contact us for specific transactions and requests. Your premium payment bill will have the address and telephone number that you can use to pay premiums. We will notify you if there are changes to this information.
Fixed Account. The Fixed Account is a part of our general account to which you may allocate net premiums. It provides guarantees of principal and interest. Aspects of the Fixed Account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund — An underlying mutual fund in which the Separate Account assets are invested. The Separate Account Divisions invest in different classes (or series) (“Portfolios”) of a mutual fund.
General Account. The assets of Metropolitan Life other than those allocated to the Separate Account.
Indebtedness. The total of any unpaid Policy loan and loan interest.
Insured. The person upon whose life the Policy is issued.
Loan Account. The account to which cash value from the Separate Account or the Fixed Account is transferred when you take a Policy loan.
Monthly Anniversary. The same date in each month as the Policy Date. For purposes of the Separate Account, whenever the monthly anniversary date falls on a date other than a valuation date, the next valuation date will be deemed to be the monthly anniversary.
Net Premium. The net premium is equal to the premium payment minus the sales charge, the premium tax charge, and the federal tax charge.
Planned Premium . The Planned Premium is the premium payment schedule you choose to help meet your future goals under the Policy.

Policy Date - The date set forth in the Policy that is used to determine Policy years and Policy months. Policy anniversaries are measured from the Date of Policy.
Policy Month. The month beginning on the monthly anniversary.
Policy Year. A Policy year is a 12 month period between the anniversaries of a Policy. The first Policy year starts on the Policy Date.
Portfolio — A portfolio represents a class (or series) of a Fund in which a Division’s assets are invested.
Premiums. Premiums include all payments you make under your Policy, whether a planned periodic premium payment or an unscheduled premium payment.
Rider. A rider is an optional, additional benefit or increase in coverage that you can add to your Policy.
Separate Account. Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Specified Face Amount. The specified face amount is the base amount of insurance coverage under your Policy.
Term Insurance Amount. The term insurance amount is the difference between the death benefit (generally discounted at the monthly equivalent of 3% per year) and the Policy’s cash value.
Valuation Date - Each day on which the New York Stock Exchange is open for trading, or on days other than when the New York Stock Exchange is open, on which it is determined that there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its redeemable securities might be materially affected. Valuations for any date other than a Valuation Date will be determined as of the next Valuation Date.
Valuation Period - The period between two successive Valuation Dates, commencing at 4:00 p.m., Eastern Time, on the next succeeding Valuation Date.
You . “You” refers to the Policy Owner.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000220. You can also request this information at no cost by calling (833) 642-1007, or by sending an email request to RCG@metlife.com. Updated performance information for the Portfolios is also available at www.metlife.com or by calling (833) 642-1007.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Small Capitalization Fund* - Class 2 Capital Research and Management CompanySM	0.90%	2.33%	3.01%	5.81%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.48%	1.16%	0.32%	1.67%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	31.99%	16.00%	15.07%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.73%	13.65%	9.24%	9.02%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.66%	4.21%	2.36%	3.25%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.65%	6.13%	4.02%	4.70%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	8.28%	5.83%	6.23%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.69%	11.09%	7.62%	7.72%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.77%	4.97%	7.95%	7.06%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	0.66%	1.87%	3.38%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	-4.73%	1.84%	3.53%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	16.59%	7.46%	8.47%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	14.88%	7.92%	9.87%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	3.17%	4.12%	5.49%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	7.78%	6.16%	6.51%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.81%	2.53%	2.12%	2.26%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
Allocation	SSGA Growth and Income ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.48%	11.17%	6.15%	6.25%
Allocation	SSGA Growth ETF Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.50%	12.96%	7.69%	7.42%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.69%	9.59%	7.91%	10.38%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.
Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index

MetLife Russell 2000 Index
MetLife Mid Cap Stock Index

Managing your variable life policy just got easier. We’re excited to share our enhanced website with you. Login or register today at online.metlife.com and enjoy a more convenient way to manage your policy and sign-up for eDelivery!
To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000220. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (833) 642-1007 or send an email request to RCG@metlife.com.
EDGAR ID: C000036683